Condensed Interim Statements of Changes in Shareholders' Equity - BRL (R$) R$ in Millions	Share capital [Member]	Capital reserve [Member]	Earnings reserves Legal reserve [Member]	Earnings reserves Expansion reserve [Member]	Earnings reserves Tax incentive granted [Member]	Profit reserve [Member]	Retained earnings [Member]	Accumulated other comprehensive income [Member]	Total
Balance beginning at Dec. 31, 2020	R$ 761	R$ 4	R$ 152			R$ 430			R$ 1,347
Other comprehensive income
Net income for the period							1,083		1,083
Comprehensive income for the period							1,083		1,083
Capital contribution (note 19.1)	26								26
Stock options granted		9							9
Interest on own capital						(63)			(63)
Balance ending at Sep. 30, 2021	787	13	152			367	1,083		2,402
Balance beginning at Dec. 31, 2021	788	18	157		709	1,095		(1)	2,766
Other comprehensive income
Net income for the period							814		814
Fair value of expected credit loss								(3)	(3)
Income tax and social contribution of other comprehensive income								1	1
Comprehensive income for the period							814	(2)	812
Capital contribution – capitalization of reserve (note 19.1)	464					(464)
Tax incentive reserve (note 19.4)					540		(540)
Expansion reserve				631		(631)
Capital contribution (note 19.1)	6								6
Stock options granted		11							11
Balance ending at Sep. 30, 2022	R$ 1,258	R$ 29	R$ 157	R$ 631	R$ 1,249		R$ 274	R$ (3)	R$ 3,595